Provisions - Summary of Provisions (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of other provisions [Line Items]
Provisions, beginning balance	$ 64
Provided	16
Utilised	(45)
Exchange and other adjustments	1
Provisions, ending balance	36
Litigation [member]
Disclosure of other provisions [Line Items]
Provisions, beginning balance	33
Provided	6
Utilised	(32)
Exchange and other adjustments	0
Provisions, ending balance	7
Self insurance reserves [member]
Disclosure of other provisions [Line Items]
Provisions, beginning balance	18
Provided	7
Utilised	(11)
Exchange and other adjustments	0
Provisions, ending balance	14
Other [member]
Disclosure of other provisions [Line Items]
Provisions, beginning balance	13
Provided	3
Utilised	(2)
Exchange and other adjustments	1
Provisions, ending balance	$ 15